Right-of-use assets - Schedule of consolidated statements of financial position (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Trade and other receivables	$ 171,882	$ 699,251	$ 480,917	$ 219,803
Right-of-assets	208,131	266,214	327,576	184,472	$ 267,279
Deposit (non-current)	23,604	21,367	19,341	0
Total assets	7,323,463	8,717,846	5,312,777	700,087
Lease obligations (current)	69,150	32,288	44,128	85,468	77,367
Lease obligations (non-current)	206,471	275,621	307,909	117,218	$ 202,686
Total liabilities	8,326,354	2,594,118	1,427,913	931,483
Deficit	$ (25,909,239)	$ (15,388,949)	(6,073,577)	(2,536,799)
As previously reported [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Trade and other receivables			479,291
Right-of-assets			520,440
Deposit (non-current)			22,337
Total assets			5,507,011	550,087
Lease obligations (current)			78,358
Lease obligations (non-current)			496,394
Total liabilities			1,650,628
Deficit			(6,102,058)	(2,686,799)
Adjustment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Trade and other receivables			1,626
Right-of-assets			(192,864)
Deposit (non-current)			(2,996)
Total assets			(194,234)	150,000
Lease obligations (current)			(34,230)
Lease obligations (non-current)			(188,485)
Total liabilities			(222,715)
Deficit			$ 28,481	$ 150,000